Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	MGA
Entity Registrant Name	MAGNA INTERNATIONAL INC
Entity Central Index Key	0000749098
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	402,264,201